United States
Securities And Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21836
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Giant 5 Funds
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Blvd., Suite 111
Colorado Springs, CO 80920
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(Address of principal executive offices) (Zip code)

Michael G. Willis
The Willis Group
1155 Kelly Johnson Blvd., 111
Colorado Springs, CO 80920
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (719) 884-7500
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Date of fiscal year end:   March 31
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Date of reporting period: September 30, 2013
----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Giant 5 Funds
Investor Shares

Semi-Annual Report
September 30, 2013
(Unaudited)

Giant 5 Total Investment System (FIVEX)
Giant 5 Total Index System (INDEX)

Invest in the Essentials
Invest for Life™

Investors should carefully read and consider the Funds’ investment objectives, risks, charges and expenses before investing or sending money.This and other important information is contained in the Prospectus, which can be obtained by calling 1-888-5Giant5 (1-888-544-2685) or downloaded on www.Giant5.com. Funds distributed by UMB Distribution Services, LLC.803 W. Michigan St., Milwaukee, WI  53233

Table of Contents	Semi-Annual Report September 30, 2013 (Unaudited)

Letter to Shareholders	2

Giant 5 Total Investment System

Schedule of Portfolio Investments	4

Financial Statements	5

Financial Highlights	7

Giant 5 Total Index System

Schedule of Portfolio Investments	8

Financial Statements	9

Financial Highlights	11

Notes to the Financial Statements	12

Supplemental Information	18

Statement Regarding Availability of Quarterly Portfolio Schedule. (Unaudited)

The Giant 5 Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

Statement Regarding Availability of Proxy Voting Policies and Procedures and Proxy Voting Record. (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-788-5680 or on the Commission’s website at http://www.sec.gov. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is also available at the SEC’s website at http://www.sec.gov.

Dear Shareholders,

We live in interesting times.  Imagine holding an estate auction (your own) whereby you end up buying most of the items for sale (your items).  Unless you are the auction house receiving the fees, there is no point to this, right?  The Fed is now the primary buyer of US Treasury bonds.  Take a minute to let this sink in.  We create and purchase our own debt.  With what?  Well, with more debt.  If that isn’t circular enough, we now do it at a rate we never have before, scaring off buyers to the point where we have to buy it ourselves.  It wasn’t long ago when foreign countries lined up to purchase US Treasuries for safety.  Now, the Fed creates $1 trillion dollars per year out of thin air, making it virtually impossible to see what is actually happening in the economy.  In a very real sense we haven’t seen “free markets” since the crash of 2008.

What does this mean to us?  The new global economy continues to shape and transform and reshape before our very eyes.  Without a free market system, however, experts are left to guess what direction that is, and that means added risk to investment portfolios across the board. The Fed’s policy of Quantitative Easing “to infinity” is running the show for now and the foreseeable future.

Rising debt means rising risk.  When people and governments cannot control their spending, massive debt is the result.  Instead of being fiscally responsible by spending less than they take in, governments have used their ability to print money to make up the difference.  We believe that if spending cannot be cut then the weight of the debt will grow to a point where it eventually brings down the system.  Eventually the system breaks.

We believe printing money out of thin air puts your currency at risk.  You cannot create $1 trillion dollars per year from nothing without undermining the value of the dollar.  If not corrected the consequences are literally unthinkable.

During the past 6 months both of our Funds have underperformed their benchmark (see below).  The primary reason for this was due to strong performance from equities, and weak performance from some of the core commodities that we overweight compared to the Global DOW Index (such as gold and oil).  Because we overweight core commodities when compared to the Global DOW Index, our portfolios usually will underperform during periods where core commodity prices fall over time.

Looking forward, we see a financial system of increasing debt and rising money supply (currency creation) that we believe will lead us into a strong inflationary cycle.  If we are correct, this inflationary cycle could devalue all fiat currencies and raise the value of core commodities such as land, oil, metals, food and other raw materials.

Sincerely,

Michael G. Willis
President | Lead Portfolio Manager
Giant 5 Funds

(Performance as of September 30, 2013)			3-Year	5-Year	Average Annual Since
	Six Month	1-Year	Average	Average	Inception 5/1/06
Total Investment System (FIVEX)	-0.06%	+3.33%	+4.63%	+5.18%	+2.92%
Total Index System (INDEX)	-3.81%	+0.34%	+4.06%	+3.91%	+1.70%
Global Dow (TR)	+11.01%	+22.93%	+8.27%	+4.93%	+4.84%
S&P 500 Index	+8.31%	+19.34%	+16.27%	+10.02%	+5.72%

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end, please call 1-888-5GIANT5.  Total Annual Fund Operating Expenses of the Total Investment System and Total Index System as of the Funds’ most recent prospectus dated  July 29, 2013 were 2.83 % and 2.43%, respectively.

Opinions expressed above are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the schedule of investments for a complete list of Fund holdings.

Equity securities are more volatile and carry more risk than other forms of investing, including investment in high grade fixed income securities.  Fixed income securities are subject to interest rate risk.  Investments concentrated in one economic sector, such as, Energy, Raw materials and Real Estate, experience greater volatility than more broadly based investments.  International investing is subject to greater volatility due to such factors as change in currency rates, foreign taxation, differences in auditing and other financial standards, and political and environmental instability.

The Global Dow Total Return and S&P 500 are both unmanaged indexes.  Unlike mutual funds, indexes are typically not subject to fees or expenses.  It is not possible to invest directly in an index.  The Global Dow (TR) is an equal-weighted stock index consisting of the stocks of 150 top companies from around the world as selected by Dow Jones editors and is designed to reflect the global stock market giving preferences to companies with a global reach.  The S&P 500 is an index of 500 common stocks chosen for market size, liquidity and industry group representation.

The shareholder letter included is this report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future.  These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds.  Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict.  Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A “basis point” is a unit that is equal to 1/100th of 1%.

Schedule of Portfolio Investments	Giant 5 Total Investment System September 30, 2013 (Unaudited)

		Fair
Security Description	Shares	Value

INVESTMENT COMPANIES - 77.4%

E.I.I. International Property Fund, Class I	85,334	$1,719,482

Fidelity Select Materials Portfolio	18,717	1,500,317

First Eagle Global Fund, Class I	11,610	624,597

First Eagle Gold Fund, Class I	73,667	1,260,438

First Eagle Overseas Fund, Class I	37,412	909,482

ICON Energy Fund, Class S	53,823	1,215,854

Natixis Loomis Sayles Global Equity
and Income Fund, Class Y	82,487	1,540,863

Vanguard Energy Fund, Admiral Shares	17,288	2,142,633

Total Investment Companies
(Cost $7,862,129)		10,913,666

SHORT-TERM INVESTMENTS - 22.8%

Fidelity Institutional Treasury Portfolio,
Class I, 0.010%(a)	3,222,739	3,222,739

Total Short-Term Investments
(Cost $3,222,739)		3,222,739

Total Investments - 100.2%
(Cost $11,084,868)		14,136,405

Liabilities in Excess of Other Assets - (0.2)%		(27,926)

NET ASSETS -100.0%		$14,108,479

Giant 5 Total Investment System
Sector Breakdown
(Based on Total Investments) (Unaudited)

(a)	Variable rate security; the rate shown represents the rate at September 30, 2013.

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Investment System

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013 (Unaudited)

Assets:
Investment securities at fair value (cost $11,084,868)	$14,136,405
Dividends receivable	27
Prepaid expenses	12,751
Total Assets	14,149,183

Liabilities:
Payable to Adviser	7,835
Payable for 12b-1 fees	1,988
Other payables	30,881
Total Liabilities	40,704

Net Assets	$14,108,479

Net assets consist of:
Paid-in-capital	$16,349,289
Undistributed net investment loss	(133,147)
Accumulated undistributed net realized losses	(5,159,200)
Net unrealized appreciation on investments	3,051,537

Net Assets	$14,108,479

Capital Shares:
Investor Shares Outstanding (no par value,
unlimited number of shares authorized)	905,608

Net Asset Value, Offering Price
and Redemption Price Per Share	$15.58

STATEMENT OF OPERATIONS

For the period ended September 30, 2013 (Unaudited)

Investment Income:
Dividends	$37,420
Total Investment Income	37,420

Expenses:
Investment advisory fees	48,237
Fund accounting and administration fees	26,895
Transfer Agency fees	16,217
Blue Sky fees	14,603
12b-1 fees	12,239
Audit fees	9,406
Legal fees	7,141
Custody fees	6,870
Insurance	3,996
CCO fees	2,061
Printing fees	1,932
Pricing fees	1,181
Trustee fees	284
Miscellaneous fees	2,538
Total Expenses	153,600

Net Investment Loss	(116,180)

Net Realized and Unrealized
Gains/(Losses) on Investments:
Net realized gains from investment transactions	456,253
Long term realized gain distributions
from underlying funds	7,421
Change in unrealized appreciation/(depreciation)
on investments	(373,628)
Net realized and unrealized gains on investments	90,046

Change in net assets resulting from operations	$(26,134)

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Investment System

	Period Ended
	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013

STATEMENTS OF CHANGES IN NET ASSETS

Increase/(Decrease) in Net Assets from Operations
Net investment loss	$(116,180)	$(16,967)
Net realized gains from investment transactions	456,253	527,420
Long term realized gain distributions from underlying funds	7,421	154,560
Change in unrealized appreciation/(depreciation) on investments	(373,628)	150,203
Change in net assets resulting from operations	(26,134)	815,216

Distributions to Shareholders
Net investment income	—	(50,009)
Change in net assets resulting from distributions to shareholders	—	(50,009)

Capital Share Transactions
Proceeds from sale of shares	648,946	472,569
Distributions reinvested	—	49,740
Cost of shares redeemed	(1,094,004)	(3,091,757)
Change in net assets resulting from capital share transactions	(445,058)	(2,569,448)
Net decrease in net assets	(471,192)	(1,804,241)

Net Assets
Beginning of period	14,579,671	16,383,912
End of period	$14,108,479	$14,579,671
Accumulated undistributed net investment loss at end of period	(133,147)	(16,967)

Share Information
Shares sold	41,621	31,716
Distributions reinvested	—	3,260
Shares redeemed	(71,142)	(210,933)
Net change resulting from share transactions	(29,521)	(175,957)

See Notes to the Financial Statements.

Financial Highlights	Giant 5 Total Investment System

The table below sets forth financial data	Period Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
for a share outstanding in the Fund	September 30, 2013		March 31,	March 31,	March 31,		March 31,	March 31,
throughout each period presented:	(Unaudited)		2013	2012	2011		2010	2009

Per share data:
Net Asset Value -
Beginning of Period	$15.59		$14.75	$15.84	$13.28		$8.68	$15.64

Income/(loss) from
Investment Operations:
Net investment income/(loss)	(0.13)		(0.01)	0.05	—	(a)	0.03	(0.03)
Net realized and unrealized
gains/(losses) on investments	0.12		0.90	(1.12)	2.60		4.57 (b)	(6.35)
Total from investment operations	(0.01)		0.89	(1.07)	2.60		4.60	(6.38)

Less Distributions Declared
to Shareholders:
Net investment income	—		(0.05)	(0.02)	(0.04)		—	—
Net realized gains	—		—	—	—		—	(0.58)
Total distributions	—		(0.05)	(0.02)	(0.04)		—	(0.58)

Net Asset Value - End of Period	$15.58		$15.59	$14.75	$15.84		$13.28	$8.68

Total Return(c)	(0.06	)%(d)	6.13%	(6.84)%	19.59%		53.00%	(41.06)%

Ratios (to average net assets)
Supplemental Data:
Net assets at end of period (000s)	$14,108		$14,580	$16,384	$19,916		$18,816	$13,197
Ratio of expenses to
average net assets(e)	2.13	%(f)	2.12%	1.98%	1.91%		1.89%	1.64%
Net investment income/(loss)
to average net assets(g)	(1.61	)%(f)	(0.11)%	0.28%	—	%(h)	0.24%	(0.18)%
Portfolio turnover	27.76	%(d)	2.02%	15.21%	7.23%		8.84%	58.81%

(a)	Less than $.005.

(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions for the period.

(c)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.

(d)	Not annualized.

(e)	This ratio excludes the impact of expenses of the registered investment companies and exchange-traded funds in which the Fund invests.

(f)	Annualized.

(g)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

(h)	Less than 0.005%.

See Notes to the Financial Statements.

Schedule of Portfolio Investments	Giant 5 Total Index System September 30, 2013 (Unaudited)

		Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 78.4%

Energy Select Sector SPDR Fund	7,633	$632,623

ETFS Gold Trust*	8,000	1,045,760

ETFS Physical Silver Shares*	15,000	321,300

iShares Gold Trust*	50,000	644,500

SPDR S&P 500 ETF Trust	10,000	1,681,000

United States Brent Oil Fund LP*	12,000	509,712

United States Gasoline Fund LP*	20,000	1,121,720

United States Natural Gas Fund LP*	19,000	347,320

Vanguard Energy ETF	12,200	1,455,582

Vanguard Global ex-U.S.
Real Estate ETF	29,769	1,688,498

Vanguard Materials ETF	18,000	1,712,700

Vanguard REIT ETF	25,700	1,700,312

Vanguard S&P 500 ETF	25,000	1,925,000

WisdomTree Commodity
Country Equity Fund	20,000	614,176

Total Exchange Traded Funds
(Cost $14,069,274)		15,400,203

EXCHANGE TRADED NOTES - 10.0%

ETRACS UBS Bloomberg
CMCI Gold ETN*	26,976	$939,035

ETRACS UBS Bloomberg
CMCI Silver ETN*	12,000	359,280

iPath Dow Jones-UBS Precious Metals
Subindex Total Return ETN*	10,000	673,600

Total Exchange Traded Notes
(Cost $2,408,783)		1,971,915

SHORT-TERM INVESTMENTS - 11.7%

Fidelity Institutional Treasury
Portfolio, Class I, 0.010%(a)	2,287,652	2,287,652

Total Short-Term Investments
(Cost $2,287,652)		2,287,652

Total Investments - 100.1%
(Cost $18,765,709)		19,659,770

Liabilities in Excess of
Other Assets - (0.1)%		(23,910)

NET ASSETS -100.0%		$19,635,860

Giant 5 Total Index System
Sector Breakdown
(Based on Total Investments) (Unaudited)

*	Non-income producing.
(a)	Variable rate security; the rate shown represents the rate at September 30, 2013.

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Index System

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013 (Unaudited)

Assets:
Investment securities at fair value
(cost $18,765,709)	$19,659,770
Dividends receivable	8,400
Prepaid expenses	15,225
Total Assets	19,683,395

Liabilities:
Payable to Adviser	11,063
Payable for 12b-1 fees	2,807
Other payables	33,665
Total Liabilities	47,535

Net Assets	$19,635,860

Net assets consist of:
Paid-in-capital	$22,044,441
Undistributed net investment loss	(178,233)
Accumulated undistributed net realized losses	(3,124,409)
Net unrealized appreciation on investments	894,061

Net Assets	$19,635,860

Capital Shares:
Investor Shares Outstanding (no par value,
unlimited number of shares authorized)	1,317,158

Net Asset Value, Offering Price
and Redemption Price Per Share	$14.91

STATEMENT OF OPERATIONS

For the period ended September 30, 2013 (Unaudited)

Investment Income:
Dividends	$66,650
Total Investment Income	66,650

Expenses:
Investment advisory fees	69,116
Fund accounting and administration fees	38,534
Transfer Agency fees	28,069
12b-1 fees	17,537
Blue Sky fees	14,601
Audit fees	9,406
Legal fees	7,932
Custody fees	6,143
Insurance	4,529
CCO fees	2,953
Printing fees	1,822
Pricing fees	1,385
Trustee fees	244
Miscellaneous fees	2,306
Total Expenses	204,577

Net Investment Loss	(137,927)

Net Realized and Unrealized
Gains/(Losses) on Investments:
Net realized gains from investment transactions	689,108
Change in unrealized appreciation/(depreciation)
on investments	(1,383,660)
Net realized and unrealized losses on investments	(694,552)

Change in net assets resulting from operations	$(832,479)

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Index System

	Period Ended
	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013

STATEMENTS OF CHANGES IN NET ASSETS

Increase/(Decrease) in Net Assets from Operations
Net investment loss	$(137,927)	$(40,001)
Net realized gains from investment transactions	689,108	875,400
Change in unrealized appreciation/(depreciation) on investments	(1,383,660)	(100,494)
Change in net assets resulting from operations	(832,479)	734,905

Capital Share Transactions
Proceeds from sale of shares	103,452	8,215,331
Cost of shares redeemed	(1,396,775)	(1,933,688)
Change in net assets resulting from capital share transactions	(1,293,323)	6,281,643
Net increase/(decrease) in net assets	(2,125,802)	7,016,548

Net Assets
Beginning of period	21,761,662	14,745,114
End of period	$19,635,860	$21,761,662
Accumulated undistributed net investment loss at end of period	(178,233)	(40,306)

Share Information
Shares sold	6,955	531,575
Shares redeemed	(93,665)	(135,744)
Net change resulting from share transactions	(86,710)	395,831

See Notes to the Financial Statements.

Financial Highlights	Giant 5 Total Index System

The table below sets forth financial data	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
for a share outstanding in the Fund	September 30, 2013		March 31,	March 31,	March 31,	March 31,	March 31,
throughout each period presented:	(Unaudited)		2013	2012	2011	2010	2009

Per share data:
Net Asset Value -
Beginning of Period	$15.50		$14.63	$15.51	$13.08	$8.62	$15.36

Income/(loss) from
Investment Operations:
Net investment income/(loss)	(0.11)		(0.03)	0.02	0.11	0.07	0.20
Net realized and unrealized
gains/(losses) on investments	(0.48)		0.90	(0.83)	2.43	4.47	(6.57	)(a)
Total from investment operations	(0.59)		0.87	(0.81)	2.54	4.54	(6.37)

Less Distributions Declared
to Shareholders:
Net investment income	—		—	(0.07)	(0.11)	(0.08)	(0.18)
Net realized gains	—		—	—	—	—	(0.19)
Total distributions	—		—	(0.07)	(0.11)	(0.08)	(0.37)

Net Asset Value - End of Period	$14.91		$15.50	$14.63	$15.51	$13.08	$8.62

Total Return(b)	(3.81	)%(c)	5.95%	(5.16)%	19.43%	52.70%	(41.75)%

Ratios (to average net assets)
Supplemental Data:
Net assets at end of period (000s)	$19,636		$21,762	$14,745	$16,767	$15,521	$10,957
Ratio of expenses to
average net assets(d)	1.98	%(e)	2.11%	2.03%	1.97%	1.94%	1.74%
Net investment income/(loss)
to average net assets(f)	(1.34	)%(e)	(0.27)%	0.18%	0.76%	0.57%	1.44%
Portfolio turnover	19.70	%(c)	18.41%	45.32%	29.07%	11.14%	66.67%

(a)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions for the period.

(b)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.

(c)	Not annualized.

(d)	This ratio excludes the impact of expenses of the registered investment companies and exchange-traded funds in which the Fund invests.

(e)	Annualized.

(f)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See Notes to the Financial Statements.

Notes to the Financial Statements	Giant 5 Funds September 30, 2013 (Unaudited)

1.Organization

Giant 5 Funds (the “Trust”) was organized as a trust under the laws of the State of Delaware on November 9, 2005.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.  The Trust currently offers shares of two series, each of which has different and distinct strategies and policies:  the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a “Fund,” collectively the “Funds”).  Each of the Funds commenced operations on May 1, 2006.

The investment objective for each Fund is to seek total return.  To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund.  To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a “fund of funds,” which means that generally each Fund invests in other mutual funds and exchange traded funds.  The Trust has established two classes of shares: Investor Shares and Institutional Shares.  While the Institutional Shares became effective during the year ended March 31, 2009, only Investor Shares have been offered and issued to date.

2.Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation:
The value of assets in a Fund’s portfolio is determined on the basis of their fair value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees (the “Board”).  The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares.  The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Generally, each of the mutual funds will be registered investment companies, therefore their net asset value per share (“NAV”) will be calculated as set forth in their prospectuses.  As noted above, each Fund is a fund of funds, primarily invested in mutual funds and exchange traded funds that have their own internal fair pricing and valuation procedures.  Due to this structure, the mutual funds’ policies will be used in the daily calculation of their NAV, which will, in turn, be used in calculating the Funds’ NAV.  If for any reason, a mutual fund held by the Funds’ does not provide its NAV to the Fund in a timely fashion for the Funds’ NAV calculation, for valuation purposes, the last available NAV for the mutual fund will be adjusted by the percentage a predetermined benchmark rose or declined on that particular trading day. Investments in securities traded on a national securities exchange, including exchange traded funds and exchange traded notes, are valued at the last reported sale price on the exchange on which they are primarily traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are generally valued at the last quoted bid price. Money market instruments and other debt securities with remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

A Fund will fair value price its securities when market quotations are not readily available.  Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a

Continued

Notes to the Financial Statements	Giant 5 Funds September 30, 2013 (Unaudited)

broker.  In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the fair value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis.  In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities.  Fair valuations will be reviewed by the Board of Trustees on a quarterly basis.  Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund.  However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security.  Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets.  The Funds’ accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

U.S. GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of a Fund’s investments.  The three broad levels of the hierarchy are described below:

•	Level 1 –	quoted prices for active markets for identical securities.

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2013.

Giant 5 Total Investment System
		Level 2 –	Level 3 –
	Level 1 –	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment Companies	$10,913,666	$—	$—	$10,913,666
Short-Term Investments	3,222,739	—	—	3,222,739
Total	$14,136,405	$—	$—	$14,136,405

Giant 5 Total Index System
		Level 2 –	Level 3 –
	Level 1 –	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Exchange Traded Funds	$15,400,203	$—	$—	$15,400,203
Exchange Traded Notes	1,971,915	—	—	1,971,915
Short-Term Investments	2,287,652	—	—	2,287,652
Total	$19,659,770	$—	$—	$19,659,770

Continued

Notes to the Financial Statements	Giant 5 Funds September 30, 2013 (Unaudited)

With respect to the Funds, there were no transfers into and out of Levels 1 and 2 during the current period presented.  It is the Funds’ policy to recognize all transfers at the end of the reporting period.

The Funds did not hold any Level 2 or Level 3 securities during the period ended September 30, 2013.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives additional clarification to the Financial Accounting Standards Board issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 and ASU No. 2013-01 will have on the financial statement disclosures.

In June 2013, Financial Accounting Standards Board (“FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Investment Transactions and Related Income:
Investment transactions are recorded on a trade date for financial reporting purposes.  Dividend income is recorded on the ex-dividend date.  Securities gains and losses are calculated based on highest cost, long-term holdings, and where not applicable, the first-in, first-out method.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expenses:
Expenses directly attributable to a Fund are charged directly to the Fund.  Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:
Dividends from net investment income, if any, are declared and distributed semi-annually for each Fund.  Dividends from net realized gains, if any, are declared and distributed annually for each Fund.

The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date.  They may differ from U.S. GAAP.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  As of March 31, 2013, permanent book to tax differences were as follows:

Continued

Notes to the Financial Statements	Giant 5 Funds September 30, 2013 (Unaudited)

		Undistributed Net	Accumulated Undistributed
Fund	Paid-in-Capital	Investment Income	Net Realized Losses
Giant 5 Total Investment System	$(73)	$73	$—
Giant 5 Total Index System	—	(305)	305

Federal Income Taxes:
Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.  Therefore, no federal or excise tax provision is recorded.

As of and during the six months ended September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. federal tax authorities for all open tax years (2009-2012).

Use of Estimates:
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent Events:
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

3.Related Party Transactions:

Investment Adviser:
The Willis Group, Inc. (the “Adviser”) serves as the investment adviser to each Fund.  Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 0.67% of average net assets of each Fund.  The Adviser makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by the Board.  The amounts charged to the Funds for investment advisory services are reported within the Statement of Operations.

Certain trustees and officers of the Trust are also officers of the Adviser.

Distribution Plan:
Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its Investor Shares.  Pursuant to the Distribution Plan, the Giant 5 Total Investment System and the Giant 5 Total Index System each will pay 0.17% of its average daily net assets attributable to its Investor Shares.  The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing shares, advertising and marketing and for providing certain services to shareholders of the Investor Shares.  The 12b-1 expenses incurred by the Funds are reported within the Statement of Operations.

Continued

Notes to the Financial Statements	Giant 5 Funds September 30, 2013 (Unaudited)

4.Purchases and Sales of Securities:

Purchases and sales of investment securities, excluding short-term securities for the period ended September 30, 2013, totaled:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Purchases	$3,400,000	$7,805,844
Sales	5,569,868	2,922,333

There were no purchases or sales of U.S. government securities for the period.

5.Federal Tax Information:

At September 30, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Tax Cost	$11,084,868	$18,740,395
Tax Unrealized Appreciation	3,191,100	1,808,308
Tax Unrealized (Depreciation)	(139,563)	(888,933)
Net Unrealized Appreciation/(Depreciation)	$3,051,537	$919,375

The tax character of distributions paid during the fiscal years ended March 31, 2013 and March 31, 2012 were as follows:

	Giant 5 Total		Giant 5 Total
	Investment System		Index System
	2013	2012	2013	2012
Distributions Paid from Ordinary Income	$50,009	$18,306	$—	$73,309
Distributions Paid from Net Long Term
Capital Gains	—	—	—	—
Total Taxable Distributions	50,009	18,306	—	73,309
Return of Capital Distributions	—	—	—	—
Total Distributions Paid	50,009	18,306	—	73,309

As of March 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Undistributed Ordinary Income	$—	$—
Undistributed Long Term Capital Gains	—	—
Accumulated Earnings	—	—
Distributions Payable	—	—
Accumulated Capital and Other Losses	(5,635,854)	(3,879,153)
Unrealized Appreciation/(Depreciation)	3,421,178	2,303,051
Total Accumulated Earnings/(Deficit)	$(2,214,676)	$(1,576,102)

The difference between book basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and other temporary differences.

Continued

Notes to the Financial Statements	Giant 5 Funds September 30, 2013 (Unaudited)

At March 31, 2013, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.  Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Giant 5 Total		Giant 5 Total
	Investment System		Index System
	Short-Term	Long-Term	Short-Term	Long-Term
Losses Expiring:
2017	$181,534	$—	$—	$—
2018	5,437,353	—	2,417,963	—
Losses Not Subject to Expiration	—	—	764,729	651,721
	$5,618,887	$—	$3,182,692	$651,721

As of March 31, 2013 Total Investment System and Total Index System had $16,967 and $44,516, respectively, of late year losses which are deferred until fiscal year 2014 for tax purposes.  Net late year loss incurred after December 31, and within the taxable year are deemed to rise on the first day of the fund's next taxable year.

During the fiscal year ended March 31, 2013, Total Investment System and Total Index System utilized $672,813 and $854,809, respectively, of capital loss carryforwards.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

6.Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act.  As of September 30, 2013, TD Ameritrade Clearing, Inc., for the benefit of its customers, had ownership in the Giant 5 Total Investment System and the Giant 5 Total Index System in the amounts of 75.6% and 86.2%, respectively.

Supplemental Information	Giant 5 Funds September 30, 2013 (Unaudited)

Expense Example

As a shareholder of the Giant 5 Funds, you incur two types of costs:  (1) transaction costs, including exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses.  The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

			Expenses paid	Expense Ratio
	Beginning account	Ending account	during period	during period
	value 4/1/13	value 9/30/13	4/1/13-9/30/13(1)	4/1/13-9/30/13(1)

Giant 5 Total Investment System	$1,000.00	$999.40	$10.70	2.13%

Giant 5 Total Index System	$1,000.00	$961.90	$9.76	1.98%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Giant 5 Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees, if applicable.  Therefore, the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses paid	Expense Ratio
	Beginning account	Ending account	during period	during period
	value 4/1/13	value 9/30/13	4/1/13-9/30/13(1)	4/1/13-9/30/13(1)

Giant 5 Total Investment System	$1,000.00	$1,014.30	$10.77	2.13%

Giant 5 Total Index System	$1,000.00	$1,015.05	$10.02	1.98%

(1)
Expenses are equal to the average account value times the annualized expense ratio of the Giant 5 Total Investment System and the Giant 5 Total Index System of 2.13% and 1.98%, respectively, multiplied by the number of days in the period (183), divided by the number of days in the fiscal year (365).

Supplemental Information	Giant 5 Funds September 30, 2013 (Unaudited)

Investment Adviser Contract Approval

The Investment Advisory Agreement with the Trust was formally considered for renewal by the independent members of the Board of Trustees (the “Trustees”) at its board meeting held on May 29, 2013.  In conducting their review, the Trustees addressed a variety of factors including: a description of personnel and services provided to the Funds, investment advice and performance, brokerage practices and allocation of portfolio transactions, fees, other benefits and profitability, compliance program, and summary of key procedures regarding best execution, market timing, late trading, revenue sharing, selection of brokers soft dollars, trade allocations, trading of fund shares by insiders, affiliates and possible conflicts.

Counsel to the Funds reviewed with the Trustees’ their general and specific responsibilities with respect to the approval of the Advisory Agreement under the Investment Company of 1940 Act.  Counsel to the Funds reiterated to the Trustees the importance of their being fully informed, and of the care and conscientiousness with which they perform their duties in considering approved and renewal of the Advisory Agreement, which are imposed by statute and the courts.

The Trustees reviewed materials furnished by the Adviser in connection with the review of the Advisory Agreement, including, among other items, the Adviser’s report and memorandum to the Board, its Form ADV and Code of Ethics, and the comparative data of the Funds’ advisory fees and total expenses against the averages and medians in the applicable peer categories.

In considering whether the Advisory Agreement should be approved, the Trustees, including the Independent Trustees, considered the following factors, with no single factor being all-important or determinative:

Investment Advisory Fee Rate.  The Independent Trustees considered the information they received comparing the Funds’ contractual annual advisory fee and overall expenses against the averages and medians in the applicable peer categories. The Independent Trustees also noted the Adviser’s observation that although the Funds’ total expenses were higher than the averages and medians for their respective peer categories, each Fund is significantly smaller (in terms of net asset value) than the average fund in each category.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement.  The Independent Trustees reviewed and considered the Adviser’s investment advisory personnel (including the qualifications, background and responsibilities of the manager primarily responsible for the day-to-day portfolio management of the Funds), its history as an asset manager and its performance as manager of the Funds.

Performance.  The Independent Trustees reviewed performance information for the Funds, including comparative information for the Funds’ rankings in their respective peer categories. The Independent Trustees also noted the observations set forth in the Adviser’s report and memorandum regarding the Funds’ relationship to their respective benchmark indices and Morningstar’s recent decision to change the Funds’ categorization.

Adviser’s Profitability.  The Independent Trustees considered the overall fees, expenses and reimbursements payable to the Adviser, and the historical revenues and profitability of the Adviser in connection with its relationship with the Funds.

Economies of Scale.  The Independent Trustees considered whether economies of scale in the provision of services to the Funds were being passed along to the shareholders.

Incidental Benefits to the Adviser.  The Independent Trustees reviewed and considered any other incidental benefits derived or to be derived by the Adviser from its relationship with the Funds, including, for example reputational benefits.

After review of the materials provided and further discussion, the Independent Trustees concluded that:

•
the investment advisory fees to be received by the Adviser with respect to the Funds and the Funds’ total expense ratios, although generally higher than the applicable averages for each Fund’s peer universe, were within an acceptable

Continued

Supplemental Information	Giant 5 Funds September 30, 2013 (Unaudited)

range when considered against the services provided by the Adviser and in light of the average fund size within the peer universe;

•	the nature, extent and quality of services to be rendered by the Adviser under the Advisory Agreement were adequate;

•	the performance of each Fund was within an acceptable range of the performance of comparable funds;

•	the profit anticipated to be realized by the Adviser in connection with the operation of the Funds is not unreasonable to the Funds; and

•	there were no material economies of scale or other incidental benefits accruing to the Adviser in connection with its relationship with the Funds.

The Board’s conclusions were based on comprehensive consideration of all information presented to them and not the result of any single controlling factor.

(This Page Intentionally Left Blank.)

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ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

This information is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Not Applicable

(a)(2) Certifications pursuant to rule 30a-2(a) are attached hereto.

(a)(3) Not Applicable

(b)    Certifications pursuant to rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giant 5 Funds

/s/ Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer and Principal Financial Officer)

December 6, 2013
Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer)

December 6, 2013
Date

/s/ Michael G. Willis
Michael G. Willis
(Principal Financial Officer)

December 6, 2013
Date